DECHERT LLP

1775 I STREET, N.W.

WASHINGTON, D.C. 20006

(202) 261-3300

May 1, 2006

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Variable Insurance Trust (the “Trust”)
(File Nos. 333-37115 and 811-08399)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of Prospectuses and Statement of Additional Information that the Trust would have filed pursuant Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 27, which was filed on April 28, 2006, and (ii) the text of Post-Effective Amendment No. 27 was filed electronically on April 28, 2006.

Please do not hesitate to contact the undersigned at (202) 261-3467 if you have any questions regarding this certification.

Sincerely,

/s/ Derek B. Newman

Attachments

cc:	Steve King

Joshua Ratner

Brendan C. Fox